OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE), NET	OTHER INCOME, NET
Included in other income, net, in Dole’s consolidated statements of operations were the following items:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Rental income	$8,011	$8,633	$11,005
Unrealized gain (loss) on foreign currency denominated borrowings	10,784	(5,467)	4,276
Realized (loss) gain on fair value hedges	(116)	639	—
Unrealized (loss) gain on fair value hedges	(1,471)	(843)	469
Non-cash realized gain on foreign currency denominated borrowings	—	—	1,029
Gain (loss) on investments	1,219	1,872	(3,835)
Non-service components of net periodic pension benefit (cost)	428	(1,721)	1,573
Gain on contingent consideration	152	91	14
Other	1,588	1,595	(3,931)
Other income, net	$20,595	$4,799	$10,600